T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 1.5%
Auto Backed 0.4%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06%, 8/18/26  4,965 4,896
Avis Budget Rental Car Funding AESOP
Series 2017-2A, Class A
2.97%, 3/20/24 (1) 13,111 13,293
Santander Drive Auto Receivables Trust
Series 2020-4, Class C
1.01%, 1/15/26  8,070 8,005
Santander Retail Auto Lease Trust
Series 2019-C, Class C
2.39%, 11/20/23 (1) 9,515 9,563
35,757
Collaterized Debt Obligation 0.8%
Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 1.054%, 1/20/28 (1) 10,155 10,137
KKR
Series 13, Class A1R, CLO, FRN
3M USD LIBOR + 0.80%, 1.041%, 1/16/28 (1) 4,229 4,224
KKR
Series 13, Class B1R, CLO, FRN
3M USD LIBOR + 1.15%, 1.391%, 1/16/28 (1) 3,420 3,386
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M USD LIBOR + 1.07%, 1.311%, 7/15/33 (1) 6,780 6,761
Magnetite XVI
Series 2015-16A, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 1.041%, 1/18/28 (1) 25,938 25,707
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 1.458%, 1/25/32 (1) 8,400 8,364
OZLM VIII
Series 2014-8A, Class A1R3, CLO, FRN
3M USD LIBOR + 0.98%, 1.221%, 10/17/29 (1) 26,016 25,991
84,570
Other Asset-Backed Securities 0.2%
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 2,351 2,379
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 1,411 1,419

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
HPEFS Equipment Trust
Series 2021-2A, Class C
0.88%, 9/20/28 (1) 11,555 11,253
Santander Retail Auto Lease Trust
Series 2022-A, Class B
1.61%, 1/20/26 (1) 6,005 5,930
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36 (1) 2,409 2,402
23,383
Student Loan 0.1%
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 6,522 6,530
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A
0.97%, 12/16/69 (1) 6,349 6,117
12,647
Total Asset-Backed Securities (Cost $157,219) 156,357
CORPORATE BONDS 0.6%
Financial 0.1%
MAF Sukuk, 4.50%, 11/3/25  13,510 14,162
14,162
Information Technology 0.2%
HCL America, 1.375%, 3/10/26 (1) 19,900 18,945
18,945
Metals & Mining 0.1%
POSCO, 2.375%, 1/17/23  7,025 7,062
7,062
Transportation Services 0.1%
HPHT Finance, 2.875%, 11/5/24  12,000 12,133
12,133
Utilities 0.1%
Consorcio Transmantaro, 4.375%, 5/7/23 (2) 11,300 11,511
11,511
Total Corporate Bonds (Cost $65,636) 63,813

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.2%
Energy 0.1%
Global Sukuk, 0.946%, 6/17/24 (1)(2) 13,547 13,132
13,132
Financial 0.1%
DAE Funding, 1.55%, 8/1/24 (1) 5,500 5,281
5,281
Total Foreign Government Obligations & Municipalities (Cost
$19,024) 18,413
MUNICIPAL SECURITIES 0.5%
California 0.0%
California State Univ., Series B, 0.563%, 11/1/24  4,220 4,088
4,088
Colorado 0.0%
Denver City & County Airport System, Series C, 0.877%, 11/15/23  785 774
Denver City & County Airport System, Series C, 1.115%, 11/15/24  1,225 1,198
1,972
Georgia 0.0%
Atlanta Water & Wastewater, 0.271%, 11/1/22  670 666
Atlanta Water & Wastewater, 0.407%, 11/1/23  670 657
Atlanta Water & Wastewater, 0.616%, 11/1/24  670 648
1,971
Illinois 0.2%
Illinois, Series A, GO, 2.84%, 10/1/23  20,095 20,342
20,342
Michigan 0.1%
Michigan Fin. Auth., Series A-1, 0.897%, 6/1/22  1,350 1,350
Michigan Fin. Auth., Series A-1, 1.086%, 6/1/23  1,450 1,439
Michigan Fin. Auth., Series A-1, 1.376%, 6/1/24  3,425 3,370
6,159
New York 0.0%
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series B, 1.61%, 12/1/22  715 715
715
Texas 0.1%
Central Texas Turnpike System, Series B, VRDN, 1.98%, 8/15/42
(Tender 8/15/22)  6,275 6,296
Dallas Area Rapid Transit, 0.397%, 12/1/22  670 667
Dallas Area Rapid Transit, 0.541%, 12/1/23  485 477

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Dallas Area Rapid Transit, 0.761%, 12/1/24  380 370
7,810
West Virginia 0.1%
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
0.947%, 6/1/22  1,330 1,331
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
1.193%, 6/1/23  2,000 1,988
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
1.497%, 6/1/24  2,680 2,641
5,960
Total Municipal Securities (Cost $49,095) 49,017
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 4.9%
Commercial Mortgage-Backed Securities 0.5%
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 1.121%, 12/15/36 (1) 8,480 8,374
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class B, ARM
1M USD LIBOR + 1.50%, 1.691%, 12/15/36 (1) 12,725 12,501
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class C, ARM
1M USD LIBOR + 1.65%, 1.841%, 12/15/36 (1) 3,860 3,783
BX Commercial Mortgage Trust
Series 2019-IMC, Class C, ARM
1M USD LIBOR + 1.60%, 1.791%, 4/15/34 (1) 11,895 11,686
InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 1.10%, 1.292%, 1/15/33 (1) 3,310 3,297
InTown Hotel Portfolio Trust
Series 2018-STAY, Class B, ARM
1M USD LIBOR + 1.45%, 1.642%, 1/15/33 (1) 1,855 1,848
New Orleans Hotel Trust
Series 2019-HNLA, Class C, ARM
1M USD LIBOR + 1.589%, 1.78%, 4/15/32 (1) 5,220 5,089
46,578
Home Equity Loans Backed 0.1%
Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A1, CMO, ARM
2.72%, 7/25/49 (1) 2,158 2,151
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, CMO, ARM
2.50%, 7/25/51 (1) 13,269 13,004
15,155

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Whole Loans Backed 4.3%
Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1) 1,123 1,123
Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, ARM
3.50%, 1/28/58 (1) 7,433 7,396
Bayview MSR Opportunity Master Fund Trust
Series 2021-2, Class A5, CMO, ARM
2.50%, 6/25/51 (1) 12,505 12,268
Bayview MSR Opportunity Master Fund Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51 (1) 11,986 11,802
Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL4, Class A, ARM
3.50%, 1/28/55 (1) 2,308 2,314
COLT Funding
Series 2021-6, Class A1, CMO, ARM
1.907%, 12/25/66 (1) 21,188 20,810
Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 1.537%, 9/25/29  1,149 1,156
Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 1.287%, 11/25/29  14,794 14,811
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 1.387%, 1/25/30  7,520 7,367
Connecticut Avenue Securities
Series 2017-C06, Class 1M2B, CMO, ARM
1M USD LIBOR + 2.65%, 2.837%, 2/25/30  8,159 8,247
Connecticut Avenue Securities
Series 2018-C01, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 1.037%, 7/25/30  9,140 9,110
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 1.037%, 10/25/30  18,163 18,070
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 1.037%, 10/25/30  12,601 12,524
Connecticut Avenue Securities
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 1.049%, 12/25/41 (1) 14,461 14,335
Connecticut Avenue Securities
Series 2022-R02, Class 2M1, CMO, ARM
SOFR30A + 1.20%, 1.249%, 1/25/42 (1) 9,441 9,423

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CSMC Trust
Series 2021-RPL6, Class A1, CMO, ARM
2.00%, 10/25/60 (1) 11,128 10,888
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (1) 1,785 1,778
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.658%, 12/25/46 (1) 1,271 1,270
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1) 1,237 1,239
Galton Funding Mortgage Trust
Series 2018-2, Class A31, CMO, ARM
4.50%, 10/25/58 (1) 1,521 1,534
Galton Funding Mortgage Trust
Series 2020-H1, Class A3, CMO, ARM
2.617%, 1/25/60 (1) 6,188 6,136
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
1.625%, 7/25/44 (1) 130 131
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A8, CMO, ARM
2.50%, 11/25/51 (1) 22,522 22,092
GS Mortgage-Backed Securities Trust
Series 2022-GR1, Class A5, CMO, ARM
2.50%, 6/25/52 (1) 25,308 24,902
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 1,143 1,145
MetLife Securitization Trust
Series 2017-1A, Class A, ARM
3.00%, 4/25/55 (1) 2,920 2,937
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1) 7,986 8,158
Mill City Mortgage Loan Trust
Series 2017-2, Class A1, ARM
2.75%, 7/25/59 (1) 1,922 1,930
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A3, CMO, ARM
3.065%, 11/25/59 (1) 2,512 2,515
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, CMO, ARM
2.464%, 1/26/60 (1) 2,811 2,806
NYMT Loan Trust
Series 2022-CP1, Class A1, CMO
2.042%, 7/25/61 (1) 12,622 12,469

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
OBX Trust
Series 2019-EXP1, Class 1A3, CMO, ARM
4.00%, 1/25/59 (1) 2,748 2,768
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M USD LIBOR + 0.90%, 1.087%, 10/25/59 (1) 1,924 1,924
OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM
1M USD LIBOR + 1.10%, 1.287%, 10/25/59 (1) 1,748 1,768
OBX Trust
Series 2020-EXP1, Class 1A9, CMO, ARM
3.50%, 2/25/60 (1) 2,907 2,882
OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.75%, 0.937%, 2/25/60 (1) 1,122 1,118
OBX Trust
Series 2020-INV1, Class A21, CMO, ARM
3.50%, 12/25/49 (1) 1,645 1,648
OBX Trust
Series 2022-NQM1, Class A1, CMO, ARM
2.305%, 11/25/61 (1) 10,325 10,208
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 3/25/48 (1) 1,228 1,231
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 1,046 1,051
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1) 784 788
SG Residential Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.082%, 9/25/59 (1) 3,632 3,652
SG Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
1.16%, 7/25/61 (1) 15,015 14,563
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (1) 1,247 1,252
Starwood Mortgage Residential Trust
Series 2020-1, Class A3, CMO, ARM
2.562%, 2/25/50 (1) 4,722 4,687
Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 0.987%, 12/25/30 (1) 1,293 1,293
Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M2AS, CMO, ARM
1M USD LIBOR + 0.95%, 1.137%, 12/25/30 (1) 12,137 12,083

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M2AS, CMO, ARM
1M USD LIBOR + 0.90%, 1.087%, 9/25/48 (1) 8,125 8,131
Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.937%, 10/25/48 (1) 1,374 1,373
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1A, CMO, ARM
SOFR30A + 1.00%, 1.049%, 1/25/42 (1) 21,195 21,002
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1A, CMO, ARM
SOFR30A + 1.30%, 1.349%, 2/25/42 (1) 21,055 21,049
Towd Point Mortgage Trust
Series 2016-1, Class A3B, ARM
3.00%, 2/25/55 (1) 436 437
Towd Point Mortgage Trust
Series 2016-2, Class A1A, ARM
2.75%, 8/25/55 (1) 266 266
Towd Point Mortgage Trust
Series 2016-4, Class A1, ARM
2.25%, 7/25/56 (1) 470 471
Towd Point Mortgage Trust
Series 2017-1, Class A1, ARM
2.75%, 10/25/56 (1) 1,355 1,363
Towd Point Mortgage Trust
Series 2017-2, Class A1, ARM
2.75%, 4/25/57 (1) 1,189 1,194
Towd Point Mortgage Trust
Series 2017-4, Class A1, ARM
2.75%, 6/25/57 (1) 7,006 7,031
Towd Point Mortgage Trust
Series 2017-6, Class A1, ARM
2.75%, 10/25/57 (1) 10,548 10,616
Towd Point Mortgage Trust
Series 2018-1, Class A1, ARM
3.00%, 1/25/58 (1) 2,061 2,074
Towd Point Mortgage Trust
Series 2018-5, Class A1A, ARM
3.25%, 7/25/58 (1) 2,794 2,820
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1) 5,886 5,896
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (1) 7,519 7,593
Verus Securitization Trust
Series 2021-3, Class A1, CMO, ARM
1.046%, 6/25/66 (1) 13,800 13,437

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Verus Securitization Trust
Series 2021-8, Class A2, CMO, ARM
2.286%, 11/25/66 (1) 5,519 5,385
Wells Fargo Mortgage Backed Securities Trust
Series 2021-RR1, Class A3, CMO, ARM
2.50%, 12/25/50 (1) 10,069 9,882
435,622
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$504,303) 497,355
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 2.5%
U.S. Government Agency Obligations 0.0%
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 1.875%, 7/1/38  15 16
12M USD LIBOR + 1.961%, 2.336%, 2/1/33  — —
12M USD LIBOR + 1.987%, 2.298%, 2/1/34  1 1
12M USD LIBOR + 2.03%, 2.275%, 11/1/36  17 17
1Y CMT + 2.219%, 2.344%, 10/1/33  — —
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 1.59%, 12/1/35  5 5
12M USD LIBOR + 1.584%, 1.839%, 12/1/35  12 12
12M USD LIBOR + 1.671%, 2.046%, 2/1/33  — —
12M USD LIBOR + 1.689%, 2.013%, 7/1/34  1 1
12M USD LIBOR + 1.715%, 1.965%, 10/1/32 - 12/1/32  17 17
12M USD LIBOR + 1.726%, 1.976%, 9/1/32  1 1
12M USD LIBOR + 1.77%, 2.145%, 12/1/35  2 2
12M USD LIBOR + 1.78%, 2.03%, 1/1/34  5 5
12M USD LIBOR + 1.83%, 2.156%, 8/1/38  8 8
12M USD LIBOR + 1.853%, 2.103%, 8/1/38  6 7
12M USD LIBOR + 1.892%, 2.142%, 12/1/35  4 4
1Y CMT + 2.00%, 2.125%, 1/1/35  — —
1Y CMT + 2.125%, 2.125%, 7/1/33  — —
COF11 + 1.25%, 2.155%, 7/1/27  — —
Federal National Mortgage Assn., CMO, STEP, 5.11%, 1/25/32  — —
Federal National Mortgage Assn., UMBS, 7.00%, 10/1/23  — —
96
U.S. Government Obligations 2.5%
Government National Mortgage Assn.
8.50%, 7/15/24 - 6/20/27  27 28
9.00%, 12/15/22  — —
Government National Mortgage Assn., CMO, 3.50%, 5/20/49  3,656 3,760
Government National Mortgage Assn., TBA (3)
0.06%, 3/20/52  93,355 94,905

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
0.12%, 3/20/52  20,275 20,918
2.50%, 3/20/52  141,910 141,794
261,405
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $258,706) 261,501
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 88.6%
U.S. Treasury Obligations 88.6%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/23  578,721 600,785
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/24  337,827 359,100
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24  689,264 732,882
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25 (4) 1,028,102 1,092,358
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  790,387 844,603
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  363,130 387,414
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26  39,662 42,581
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26  681,858 732,678
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32  99,329 108,889
U.S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25  589,813 628,519
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/23  274,832 290,463
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27  281,885 305,934
U.S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/24  536,344 570,284
U.S. Treasury Inflation-Indexed Notes, 0.625%, 4/15/23  526,319 552,223
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/24  896,013 952,014
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  730,773 793,802
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $8,820,179) 8,994,529
SHORT-TERM INVESTMENTS 3.3%
Money Market Funds 3.3%
T. Rowe Price Government Reserve Fund, 0.12% (5)(6) 332,230 332,230
Total Short-Term Investments (Cost $332,230) 332,230

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 0.12% (5)(6) 6,461 6,461
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank 6,461
Total Securities Lending Collateral (Cost $6,461) 6,461
Total Investments in Securities 102.2%
(Cost $10,212,853) $ 10,379,676
Other Assets Less Liabilities (2.2)% (228,272)
Net Assets 100.0% $ 10,151,404
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$606,884 and represents 6.0% of net assets.
(2) All or a portion of this security is on loan at February 28, 2022.
(3) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $257,617 and represents 2.5% of net assets.
(4) At February 28, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(5) Seven-day yield
(6) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
COF11 The 11th district monthly weighted average cost of funds index
CPI Consumer Price Index

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

.
.
.
.
.
.
.
.
.
.
FRN Floating Rate Note
GO General Obligation
NZD New Zealand Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

(Amounts in 000s)
SWAPS 1.2%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.9%
Zero-Coupon Inflation Swaps 0.9%
Bank of America, 3 Year Zero-Coupon
Inflation Swap Pay Fixed 1.600% , Receive
Variable (Change in CPI) at maturity,
2/21/23 148,955 12,860 (1) 12,861
Barclays Bank, 3 Year Zero-Coupon
Inflation Swap Pay Fixed 1.485% , Receive
Variable (Change in CPI) at maturity,
8/29/22 20,000 1,604 — 1,604
Citibank, 3 Year Zero-Coupon Inflation
Swap Pay Fixed 1.422% , Receive Variable
(Change in CPI) at maturity, 10/7/22 147,805 12,481 — 12,481
Citibank, 3 Year Zero-Coupon Inflation
Swap Pay Fixed 1.434% , Receive Variable
(Change in CPI) at maturity, 10/8/22 73,903 6,226 — 6,226
Citibank, 3 Year Zero-Coupon Inflation
Swap Pay Fixed 1.435% , Receive Variable
(Change in CPI) at maturity, 10/8/22 73,902 6,224 — 6,224
Citibank, 3 Year Zero-Coupon Inflation
Swap Pay Fixed 1.487% , Receive Variable
(Change in CPI) at maturity, 2/26/23 84,383 7,615 — 7,615
Citibank, 3 Year Zero-Coupon Inflation
Swap Pay Fixed 1.592% , Receive Variable
(Change in CPI) at maturity, 2/20/23 117,403 10,155 — 10,155
Citibank, 3 Year Zero-Coupon Inflation
Swap Pay Fixed 1.593% , Receive Variable
(Change in CPI) at maturity, 2/18/23 66,385 5,709 — 5,709
Citibank, 3 Year Zero-Coupon Inflation
Swap Pay Fixed 1.596% , Receive Variable
(Change in CPI) at maturity, 2/18/23 90,615 7,783 — 7,783
Goldman Sachs, 3 Year Zero-Coupon
Inflation Swap Pay Fixed 1.605% , Receive
Variable (Change in CPI) at maturity,
2/21/23 122,539 10,561 — 10,561
UBS Investment Bank, 5 Year Zero-
Coupon Inflation Swap Pay Fixed 2.29%
, Receive Variable (Change in CPI) at
maturity, 6/5/23 201,300 13,354 12,316 1,038
Total Bilateral Zero-Coupon Inflation Swaps 12,315 82,257
Total Bilateral Swaps 12,315 82,257

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.3%
Zero-Coupon Inflation Swaps 0.3%
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.135% , Receive Variable (Change
in CPI) at maturity, 8/3/23 153,500 6,672 — 6,672
3 Year Zero-Coupon Inflation Swap Pay
Fixed 1.563% , Receive Variable (Change
in CPI) at maturity, 2/25/23 91,720 8,048 — 8,048
3 Year Zero-Coupon Inflation Swap Pay
Fixed 2.935% , Receive Variable (Change
in CPI) at maturity, 8/3/24 94,034 4,597 1 4,596
3 Year Zero-Coupon Inflation Swap Pay
Fixed 2.953% , Receive Variable (Change
in CPI) at maturity, 8/3/24 61,134 2,955 — 2,955
3 Year Zero-Coupon Inflation Swap Pay
Fixed 2.960% , Receive Variable (Change
in CPI) at maturity, 8/2/24 158,669 7,675 — 7,675
Total Centrally Cleared Zero-Coupon Inflation Swaps 29,946
Total Centrally Cleared Swaps 29,946
Net payments (receipts) of variation margin to date (28,915)
Variation margin receivable (payable) on centrally cleared swaps $ 1,031

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/22/22 USD 9,978 NZD 15,245 $ (329)
Canadian Imperial Bank
of Commerce 4/22/22 CAD 31,585 USD 25,279 (356)
Citibank 4/22/22 AUD 35,015 USD 25,160 291
Goldman Sachs 4/22/22 CAD 31,840 USD 25,083 41
Goldman Sachs 4/22/22 USD 24,979 CAD 31,585 57
Goldman Sachs 4/22/22 USD 24,932 CAD 31,840 (192)
HSBC Bank 4/22/22 NZD 37,805 USD 25,246 314
HSBC Bank 4/22/22 NZD 37,270 USD 25,301 (102)
HSBC Bank 4/22/22 USD 39,718 NZD 59,830 (734)
UBS Investment Bank 4/22/22 USD 24,739 AUD 35,015 (713)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (1,723)

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 8,057 U.S. Treasury Notes five year contracts 6/22 952,992 $ 4,081
Long, 819 U.S. Treasury Notes ten year contracts 6/22 104,371 514
Short, 12,498 U.S. Treasury Notes two year contracts 6/22 (2,689,901) (4,589)
Long, 2,532 Ultra U.S. Treasury Notes ten year
contracts 6/22 357,843 3,144
Net payments (receipts) of variation margin to date 4,183
Variation margin receivable (payable) on open futures contracts $ 7,333

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.12% $ — $ — $ 90 ++
T. Rowe Price Short-Term Fund — — — ++
Totals $ — # $ — $ 90 +
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
02/28/22
T. Rowe Price Government
Reserve Fund, 0.12% $ 46,888 ¤ ¤ $ 338,691
T. Rowe Price Short-Term Fund 23,289 ¤ ¤ —
Total $ 338,691 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $90 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $338,691.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 10,040,985 $ — $ 10,040,985
Short-Term Investments 332,230 — — 332,230
Securities Lending Collateral 6,461 — — 6,461
Total Securities 338,691 10,040,985 — 10,379,676
Swaps* — 124,518 — 124,518
Forward Currency Exchange
Contracts — 703 — 703
Futures Contracts* 7,739 — — 7,739
Total $ 346,430 $ 10,166,206 $ — $ 10,512,636
Liabilities
Forward Currency Exchange
Contracts $ — $ 2,426 $ — $ 2,426
Futures Contracts* 4,589 — — 4,589
Total $ 4,589 $ 2,426 $ — $ 7,015
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F161-054Q3 02/22
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.